Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Contract Assets [Line Items]
Contract assets	$ 1,838,135	$ 1,158,370
Contract Assets for Wastewater Treatment Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract assets	690,024	263,528
Contract Assets for River water Quality Management Revenue [Member]
Schedule of Contract Assets [Line Items]
Contract assets	$ 1,148,111	$ 894,842